Equity (Details) - Part-1 ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands													1 Months Ended			12 Months Ended
	Dec. 04, 2023	Jun. 15, 2023 USD ($)	Jun. 15, 2023 ILS (₪)	Jun. 12, 2023 $ / shares	Jun. 12, 2023 ₪ / shares	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 ILS (₪) ₪ / shares shares	May 24, 2022 USD ($) shares	Feb. 09, 2022 shares	Oct. 31, 2021 USD ($)	Feb. 18, 2021 USD ($) shares	Feb. 08, 2021 USD ($) shares	Jun. 23, 2022 ₪ / shares	May 31, 2022 USD ($)	Oct. 31, 2021 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) ₪ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares ₪ / shares shares	Nov. 13, 2023 ₪ / shares shares	Jun. 09, 2023 USD ($)	Feb. 16, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	May 24, 2022 ₪ / shares	Dec. 30, 2021 USD ($) shares
Equity [Line Items]
Reverse stock split	10:1
Ordinary shares, shares authorized | shares																15,000,000	15,000,000	5,000,000	5,000,000				5,000,000
Outstanding ordinary shares | shares																2,151,745	2,151,745	1,522,398	1,522,398				1,522,398
Total gross consideration (in Dollars)												$ 3,000
Issuance costs (in Dollars)								$ 592			$ 95	$ 44				$ 29	$ 29
Share capital (in Dollars)											$ 5,600
Capital investment (in Dollars)										$ 15,000
Aggregate amount (in Dollars)																									$ 7,500
Additional investment (in Dollars)								$ 7,500
Issuance of additional ordinary shares | shares								151,765
Prefunded warrants to purchase ordinary shares | shares								15,266
Warrant exercisable issuance term								5 years
Options grants (in Dollars)								$ 275
Aggregate amount						$ 3,590	₪ 12,463
Warrant price | (per share)						$ 15.5												$ 15.5	$ 15.5			₪ 53.3	₪ 53.3
Exercise price | (per share)						$ 17.8	₪ 61.3						₪ 137.8				$ 236	$ 17.8	$ 61.3
Fair value (in Dollars)														$ 74		2,240
Total investment in cash (in Dollars)																1,000	$ 1,000
Offering price (in Dollars)																					$ 9,350
Total consideration (in Dollars)																220
Net of agent commissions (in Dollars)																12
Other issuance costs (in Dollars)																115	$ 115
Gross proceeds		$ 2,500	₪ 8,970
Number of units						248,778	248,778
Number of ordinary Share | shares									1						1
Issuance costs (in Dollars)																20
Premiums [Member]
Equity [Line Items]
Share capital (in Dollars)																1,570
Warrant [Member]
Equity [Line Items]
Exercise price | (per share)				$ 44	₪ 12
Fair value (in Dollars)																1,350
Warrants (in Dollars)																$ 930
Transaction Fees [Member]
Equity [Line Items]
Transaction fees (in Dollars)								$ 275
Private Placement [Member]
Equity [Line Items]
Shares issued | shares						233,826										64,503	64,503					233,826
Ordinary Shares [Member]
Equity [Line Items]
Shares issued | shares																35,812	35,812
Price per share | $ / shares						$ 10
Number of ordinary Share | shares						1	1
Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Number of ordinary Share | shares						1	1
Market price percentage				33.00%	33.00%
Non-Tradeable [Member] | Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Number of ordinary Share | shares						1	1
Share Capital [Member]
Equity [Line Items]
Price per ordinary shares (in New Shekels per share) | ₪ / shares																				₪ 0.02
Shares issued | shares											60,050	31,422								100,000,000					167,031
Price per share | ₪ / shares																								₪ 6
Black and Scholes formula [Member]
Equity [Line Items]
Shares issued | shares								5,360